Long-term Investments - Impairment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term Investments
Impairment charge	$ 249,935,000	$ 24,074,000	$ 4,747,000
Write-offs of prepayments	19,100,000	$ 500,000	$ 0
Equity Method
Long-term Investments
Write-offs of prepayments	19,100,000
Other impairments	16,200,000
Online-reading business
Long-term Investments
Impairment charge	11,900,000
A Company operating in game business
Long-term Investments
Impairment charge	9,700,000
Yixia Tech | Cost Method/Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Impairment charge	$ 214,700,000